Equity - Schedule of Consolidated Comprehensive Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Income	$ 124,522	$ 166,854	$ 62,825
Financial instruments at fair value through other comprehensive income	21,703	(1,441)
Available for sale investments			9,966
Cash flow hedge	(6,792)	11,289	(127)
Changes in the fair value of equity investments at fair value through other comprehensive income	814	482
Available for sale investments			(3,333)
Net investment in foreign operations hedges	14,373	10,565	(14,211)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	48,189	28,333	(36,980)
Comprehensive income (loss) for the year	172,711	195,187	25,845
Total Attributable to Equity Holders of the Bank [Member]
Disclosure of subsidiaries [line items]
Income	113,684	171,331	67,821
Financial instruments at fair value through other comprehensive income	21,025	(614)
Available for sale investments			6,220
Hedge of net investment in foreign operations	(46,786)	(35,338)	49,824
Cash flow hedge	(6,381)	11,289	(127)
Exchange differences	56,487	38,366	(59,865)
Changes in the fair value of equity investments at fair value through other comprehensive income	540	319
Defined benefits obligations	(3,248)	(500)	(138)
Subtotals	21,637	13,522	(4,086)
Financial instruments at fair value through other comprehensive income	(5,801)	(1,468)
Available for sale investments			(2,173)
Net investment in foreign operations hedges		9,541	(14,068)
Hedge of net investment in foreign operations	14,373
Cash flow hedge	(185)	(1,669)	44
Defined benefits obligations	1,109	(29)	(4)
Subtotals	9,496	6,375	(16,201)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(31,133)	19,897	(20,287)
Comprehensive income (loss) for the year	144,817	191,228	47,534
Non controlling Interest [Member]
Disclosure of subsidiaries [line items]
Income	10,838	(4,477)	(4,996)
Financial instruments at fair value through other comprehensive income	678	(664)
Available for sale investments			3,746
Hedge of net investment in foreign operations		(1,195)	(627)
Cash flow hedge	(411)
Exchange differences	17,368	10,244	(18,437)
Changes in the fair value of equity investments at fair value through other comprehensive income	274	163
Defined benefits obligations	(1,184)	(254)	(70)
Subtotals	16,725	8,131	(15,388)
Financial instruments at fair value through other comprehensive income	(125)	(704)
Available for sale investments			(1,160)
Net investment in foreign operations hedges		1,024	(143)
Cash flow hedge	23
Defined benefits obligations	433	(15)	(2)
Subtotals	331	305	(1,305)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(17,056)	8,436	(16,693)
Comprehensive income (loss) for the year	27,894	3,959	(21,689)
Consolidated Statement Of Comprehensive Income [member]
Disclosure of subsidiaries [line items]
Income	124,522	166,854	62,825
Financial instruments at fair value through other comprehensive income	21,703	(1,441)
Available for sale investments			9,966
Hedge of net investment in foreign operations	(46,786)	(36,533)	49,197
Cash flow hedge	(6,792)	11,289	(127)
Exchange differences	73,855	48,610	(78,302)
Changes in the fair value of equity investments at fair value through other comprehensive income	814	482
Defined benefits obligations	(4,432)	(754)	(208)
Subtotals	38,362	21,653	(19,474)
Financial instruments at fair value through other comprehensive income	(5,926)	(2,172)
Available for sale investments			(3,333)
Net investment in foreign operations hedges		10,565	(14,211)
Hedge of net investment in foreign operations	14,373
Cash flow hedge	(162)	(1,669)	44
Defined benefits obligations	1,542	(44)	(6)
Subtotals	9,827	6,680	(17,506)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(48,189)	28,333	(36,980)
Comprehensive income (loss) for the year	$ 172,711	$ 195,187	$ 25,845